CONCENTRATION OF RISK (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplier A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	16.00%	29.00%
Supplier A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	15.00%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	9.00%	7.00%
Supplier B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	0.00%